ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
ACCRUED EXPENSES
ACCRUED EXPENSES

5. ACCRUED EXPENSES

Accrued expenses consisted of the following:

	December 31, 2014	September 30, 2015
Accrued compensation	$635	$1,169
Accrued development costs	970	597
Accrued marketing	—	685
Accrued audit and legal	249	109
Accrued interest	71	31
Accrued other	31	90

Total accrued expenses	$1,956	$2,681

6. ACCRUED EXPENSES

Accrued expenses consisted of the following:

	As of December 31,
	2013	2014
Accrued development costs	$520	$970
Accrued compensation	449	635
Accrued audit and legal	12	249
Accrued interest	—	71
Accrued other	32	31

Total accrued expenses	$1,013	$1,956